Hedging Financial Instruments - Summary of Information Related to Hedges of Interest Rate Risk (Detail) $ in Millions, $ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2021 TWD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 TWD ($)	Dec. 31, 2020 TWD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about financial instruments [line items]
Increase (Decrease) in Value Used for Calculating Hedge Ineffectiveness	$ (41.4)	$ (1.5)	$ (42.8)
US treasury bonds interest rate futures contracts [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount					$ 74.2	$ 88.7
Maturity	September 2021	September 2021		March 2021
US treasury bonds interest rate futures contracts [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Increase (Decrease) in Value Used for Calculating Hedge Ineffectiveness	$ 135.0		(365.4)
FVTOCI [member]
Disclosure of detailed information about financial instruments [line items]
Asset Carrying Amount	5,708.0			$ 6,198.7
Asset Accumulated Amount of Fair Value Hedge Adjustments	9.9			$ 1.1
FVTOCI [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Increase (Decrease) in Value Used for Calculating Hedge Ineffectiveness	$ (135.0)		$ 365.4